General and administrative expense (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Employee benefits and expenses	SFr 1,084,112	SFr 2,097,853	SFr 2,174,543
Business development	43,816	161,985	45,649
Travel expenses	70,944	199,484	158,774
Administration expenses	2,797,526	2,522,217	2,969,796
Lease expenses	52,416	81,277	63,695
Depreciation tangible assets	186,520	69,190	39,475
Capital tax expenses	29,200	18,403	(5,420)
Total general and administrative expenses	SFr 4,264,534	SFr 5,150,409	SFr 5,446,512